Loans and allowance for credit losses (Tables)	12 Months Ended
Oct. 31, 2023
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Loans by geography and portfolio net of allowance
Loans by geography and portfolio net of allowance

	As at October 31, 2023

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$397,605	$33,683	$3,213	$434,501	$(481)	$434,020
Personal	79,705	15,751	3,278	98,734	(1,145)	97,589
Credit cards (3)	22,140	624	271	23,035	(1,013)	22,022
Small business (4)	13,681	–	–	13,681	(180)	13,501
Wholesale (2), (5)	121,762	119,067	46,997	287,826	(2,185)	285,641
Total loans	$634,893	$169,125	$53,759	$857,777	$(5,004)	$852,773
Undrawn loan commitments – Retail	277,863	5,054	3,173	286,090	(152)
Undrawn loan commitments – Wholesale	128,967	247,881	84,633	461,481	(136)

	As at October 31, 2022

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$383,797	$31,956	$3,043	$418,796	$(432)	$418,364
Personal	79,422	14,888	3,399	97,709	(856)	96,853
Credit cards (3)	19,778	558	241	20,577	(849)	19,728
Small business (4)	12,669	–	–	12,669	(181)	12,488
Wholesale (2), (5)	108,916	114,795	50,256	273,967	(1,435)	272,532
Total loans	$604,582	$162,197	$56,939	$823,718	$(3,753)	$819,965
Undrawn loan commitments – Retail	258,115	4,630	2,212	264,957	(243)
Undrawn loan commitments – Wholesale	118,928	225,113	81,194	425,235	(135)

(1)	Excludes allowance for loans measured at FVOCI of $6 million (October 31, 2022 – $5 million).
(2)	Geographic information is based on residence of the borrower.
(3)	The credit cards business is managed as a single portfolio and includes both consumer and business cards.
(4)	Includes small business exposure managed on a pooled basis.
(5)	Includes small business exposure managed on an individual client basis.

Loans maturity and rate sensitivity
Loans maturity and rate sensitivity

	As at October 31, 2023
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$276,720	$249,210	$44,021	$569,951	$183,604	$378,656	$7,691	$569,951
Wholesale	236,126	39,358	12,342	287,826	53,655	232,024	2,147	287,826
Total loans	$512,846	$288,568	$56,363	$857,777	$237,259	$610,680	$9,838	$857,777
Allowance for loan losses				(5,004)				(5,004)
Total loans net of allowance for loan losses				$852,773				$852,773

	As at October 31, 2022
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$277,302	$226,793	$45,656	$549,751	$199,414	$342,087	$8,250	$549,751
Wholesale	226,813	35,802	11,352	273,967	46,660	225,123	2,184	273,967
Total loans	$504,115	$262,595	$57,008	$823,718	$246,074	$567,210	$10,434	$823,718
Allowance for loan losses				(3,753)				(3,753)
Total loans net of allowance for loan losses				$819,965				$819,965

(1)	Generally, based on the earlier of contractual repricing or maturity date.
(2)	Includes variable rate loans that can be repriced at the clients’ discretion without penalty.

Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the year ended
	October 31, 2023					October 31, 2022

(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$432	$74	$(17)	$(8)	$481	$416	$27	$(24)	$13	$432
Personal	1,043	593	(404)	(4)	1,228	1,079	211	(248)	1	1,043
Credit cards	893	636	(460)	–	1,069	875	348	(332)	2	893
Small business	194	43	(39)	(4)	194	177	31	(23)	9	194
Wholesale	1,574	1,145	(293)	(100)	2,326	1,797	(90)	(136)	3	1,574
Customers’ liability under acceptances	45	5	–	–	50	75	(30)	–	–	45
	$4,181	$2,496	$(1,213)	$(116)	$5,348	$4,419	$497	$(763)	$28	$4,181
Presented as:
Allowance for loan losses	$3,753				$5,004	$4,089				$3,753
Other liabilities – Provisions	378				288	241				378
Customers’ liability under acceptances	45				50	75				45
Other components of equity	5				6	14				5

(1)	Loans written-off are generally subject to continued collection efforts for a period of time following write-off. The contractual amount outstanding on loans written-off during the year ended October 31, 2023 that are no longer subject to enforcement activity was $139 million (October 31, 2022 – $53 million).

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit losses – Retail and wholesale loans

	For the year ended
	October 31, 2023				October 31, 2022
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$235	$65	$132	$432	$186	$92	$138	$416
Provision for credit losses
Model changes	–	–	–	–	(21)	10	–	(11)
Transfers to stage 1	95	(95)	–	–	113	(98)	(15)	–
Transfers to stage 2	(26)	38	(12)	–	(14)	23	(9)	–
Transfers to stage 3	(2)	(13)	15	–	(2)	(25)	27	–
Originations	89	–	–	89	159	–	–	159
Maturities	(17)	(9)	–	(26)	(23)	(9)	–	(32)
Changes in risk, parameters and exposures	(152)	103	60	11	(167)	68	10	(89)
Write-offs	–	–	(30)	(30)	–	–	(38)	(38)
Recoveries	–	–	13	13	–	–	14	14
Exchange rate and other	1	1	(10)	(8)	4	4	5	13
Balance at end of period	$223	$90	$168	$481	$235	$65	$132	$432

Personal
Balance at beginning of period	$285	$661	$97	$1,043	$422	$569	$88	$1,079
Provision for credit losses
Model changes	–	–	–	–	(3)	–	–	(3)
Transfers to stage 1	696	(695)	(1)	–	609	(607)	(2)	–
Transfers to stage 2	(88)	90	(2)	–	(120)	121	(1)	–
Transfers to stage 3	(1)	(57)	58	–	(2)	(47)	49	–
Originations	103	–	–	103	106	–	–	106
Maturities	(45)	(112)	–	(157)	(70)	(99)	–	(169)
Changes in risk, parameters and exposures	(671)	906	412	647	(660)	724	213	277
Write-offs	–	–	(518)	(518)	–	–	(374)	(374)
Recoveries	–	–	114	114	–	–	126	126
Exchange rate and other	1	–	(5)	(4)	3	–	(2)	1
Balance at end of period	$280	$793	$155	$1,228	$285	$661	$97	$1,043

Credit cards
Balance at beginning of period	$177	$716	$–	$893	$233	$642	$–	$875
Provision for credit losses
Model changes	–	–	–	–	(2)	–	–	(2)
Transfers to stage 1	539	(539)	–	–	495	(495)	–	–
Transfers to stage 2	(101)	101	–	–	(95)	95	–	–
Transfers to stage 3	(2)	(394)	396	–	(2)	(325)	327	–
Originations	13	–	–	13	10	–	–	10
Maturities	(6)	(33)	–	(39)	(5)	(29)	–	(34)
Changes in risk, parameters and exposures	(417)	1,015	64	662	(458)	826	6	374
Write-offs	–	–	(650)	(650)	–	–	(503)	(503)
Recoveries	–	–	190	190	–	–	171	171
Exchange rate and other	–	–	–	–	1	2	(1)	2
Balance at end of period	$203	$866	$–	$1,069	$177	$716	$–	$893

Small business
Balance at beginning of period	$73	$73	$48	$194	$88	$55	$34	$177
Provision for credit losses
Model changes	–	–	–	–	–	–	–	–
Transfers to stage 1	39	(39)	–	–	27	(27)	–	–
Transfers to stage 2	(14)	14	–	–	(17)	17	–	–
Transfers to stage 3	(1)	(10)	11	–	(1)	(4)	5	–
Originations	36	–	–	36	32	–	–	32
Maturities	(18)	(21)	–	(39)	(22)	(24)	–	(46)
Changes in risk, parameters and exposures	(48)	44	50	46	(43)	50	38	45
Write-offs	–	–	(50)	(50)	–	–	(32)	(32)
Recoveries	–	–	11	11	–	–	9	9
Exchange rate and other	3	5	(12)	(4)	9	6	(6)	9
Balance at end of period	$70	$66	$58	$194	$73	$73	$48	$194

Wholesale
Balance at beginning of period	$597	$585	$392	$1,574	$566	$794	$437	$1,797
Provision for credit losses
Model changes	–	–	–	–	(14)	(3)	–	(17)
Transfers to stage 1	216	(215)	(1)	–	415	(411)	(4)	–
Transfers to stage 2	(87)	89	(2)	–	(78)	80	(2)	–
Transfers to stage 3	(10)	(60)	70	–	(3)	(62)	65	–
Originations	651	–	–	651	641	–	–	641
Maturities	(448)	(270)	–	(718)	(439)	(345)	–	(784)
Changes in risk, parameters and exposures	(153)	647	718	1,212	(504)	503	71	70
Write-offs	–	–	(324)	(324)	–	–	(202)	(202)
Recoveries	–	–	31	31	–	–	66	66
Exchange rate and other	8	9	(117)	(100)	13	29	(39)	3
Balance at end of period	$774	$785	$767	$2,326	$597	$585	$392	$1,574

Impact of Staging on ACL
The following table illustrates the impact of staging on our ACL by comparing our allowance if all performing loans were in Stage 1 to the actual ACL recorded on these assets.

As at

	October 31, 2023			October 31, 2022

(Millions of Canadian dollars)	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL
Performing loans (1)	$ 2,893	$ 1,257	$ 4,150	$ 2,373	$ 1,094	$ 3,467

(1)	Represents loans and commitments in Stage 1 and Stage 2.

Credit Risk Exposure by Internal Risk Rating
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2023				October 31, 2022

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$349,001	$1,630	$–	$350,631	$340,716	$2,573	$–	$343,289
Medium risk	19,126	1,610	–	20,736	15,035	1,932	–	16,967
High risk	1,582	4,927	–	6,509	1,188	3,125	–	4,313
Not rated (2)	54,247	1,220	–	55,467	51,915	1,304	–	53,219
Impaired	–	–	682	682	–	–	560	560
	423,956	9,387	682	434,025	408,854	8,934	560	418,348
Items not subject to impairment (3)				476				448
Total				$434,501				$418,796
Loans outstanding – Personal
Low risk	$75,572	$1,676	$–	$77,248	$73,339	$2,575	$–	$75,914
Medium risk	5,587	2,915	–	8,502	5,482	3,780	–	9,262
High risk	477	2,088	–	2,565	836	1,660	–	2,496
Not rated (2)	9,982	157	–	10,139	9,733	104	–	9,837
Impaired	–	–	280	280	–	–	200	200
Total	$91,618	$6,836	$280	$98,734	$89,390	$8,119	$200	$97,709
Loans outstanding – Credit cards
Low risk	$16,331	$135	$–	$16,466	$15,088	$83	$–	$15,171
Medium risk	1,771	2,132	–	3,903	1,418	1,911	–	3,329
High risk	41	1,734	–	1,775	39	1,255	–	1,294
Not rated (2)	856	35	–	891	751	32	–	783
Total	$18,999	$4,036	$–	$23,035	$17,296	$3,281	$–	$20,577
Loans outstanding – Small business
Low risk	$8,641	$920	$–	$9,561	$8,571	$838	$–	$9,409
Medium risk	2,238	936	–	3,174	1,512	1,130	–	2,642
High risk	99	592	–	691	102	375	–	477
Not rated (2)	11	–	–	11	3	–	–	3
Impaired	–	–	244	244	–	–	138	138
Total	$10,989	$2,448	$244	$13,681	$10,188	$2,343	$138	$12,669
Undrawn loan commitments – Retail
Low risk	$266,209	$610	$–	$266,819	$247,620	$1,041	$–	$248,661
Medium risk	10,759	298	–	11,057	9,021	246	–	9,267
High risk	956	434	–	1,390	876	367	–	1,243
Not rated (2)	6,686	138	–	6,824	5,668	118	–	5,786
Total	$284,610	$1,480	$–	$286,090	$263,185	$1,772	$–	$264,957
Wholesale – Loans outstanding
Investment grade	$89,037	$416	$–	$89,453	$88,513	$202	$–	$88,715
Non-investment grade	156,211	19,210	–	175,421	145,908	15,758	–	161,666
Not rated (2)	10,968	238	–	11,206	11,789	360	–	12,149
Impaired	–	–	2,498	2,498	–	–	1,301	1,301
Items not subject to impairment (3)				9,248				10,136
Total				$287,826				$273,967
Undrawn loan commitments –Wholesale
Investment grade	$312,178	$186	$–	$312,364	$284,481	$179	$–	$284,660
Non-investment grade	130,994	13,947	–	144,941	126,225	10,657	–	136,882
Not rated (2)	4,176	–	–	4,176	3,692	1	–	3,693
Total	$447,348	$14,133	$–	$461,481	$414,398	$10,837	$–	$425,235

(1)	As at October 31, 2023, 88% of credit-impaired loans were either fully or partially collateralized (October 31, 2022 – 88%). For details on the types of collateral held against credit-impaired assets and our policies on collateral, refer to the Credit risk mitigation section of Management’s Discussion and Analysis.
(2)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessments or rating methodologies, policies and tools to manage our credit risk.
(3)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired
Loans past due but not impaired
(1), (2)

	As at
	October 31, 2023			October 31, 2022

(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,840	$208	$2,048	$1,328	$168	$1,496
Wholesale	1,823	49	1,872	1,279	2	1,281
	$3,663	$257	$3,920	$2,607	$170	$2,777

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.